Statement of Cash Flows (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Cash flows - operating activities
Net earnings (loss)		$ 69	$ (13,608)
Less net earnings (loss) attributable to noncontrolling interests		(121)	(35)
Net earnings (loss) attributable to the Company		191	(13,573)
(Earnings) loss from discontinued operations, net of taxes		308	8,936
Adjustments to reconcile net earnings (loss) attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment		1,210	1,101
Earnings from continuing operations retained by GE Capital(b)		0	0
Deferred income taxes		(165)	2,264
Decrease (increase) in GE current receivables		1,013	2,601
Decrease (increase) in inventories		(1,491)	(265)
Increase (decrease) in accounts payable		258	(271)
Increase (decrease) in GE progress collections		632	(1,000)
All other operating activities		(100)	2,209
Cash from (used for) operating activities - continuing operations		1,852	2,002
Cash from (used for) operating activities - discontinued operations		(1,252)	4,088
Cash from (used for) operating activities		599	6,090
Cash flows - investing activities
Additions to property, plant and equipment		(1,556)	(1,496)
Dispositions of property, plant and equipment		316	367
Net decrease (increase) in GE Capital financing receivables		(11)	194
Proceeds from sales of discontinued operations		36,478	1,289
Proceeds from principal business dispositions		39	22
Net cash from (payments for) principal businesses purchased		0	(1,723)
All other investing activities		(10,594)	8,240
Cash from (used for) investing activities - continuing operations		24,671	6,894
Cash from (used for) investing activities - discontinued operations		7,112	(3,055)
Cash from (used for) investing activities		31,783	3,839
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)		983	189
Newly issued debt (maturities longer than 90 days)		459	8,362
Repayments and other reductions (maturities longer than 90 days)		(14,381)	(12,788)
Net dispositions (purchases) of GE shares for treasury		(6,326)	239
Dividends paid to shareowners		(2,234)	(2,319)
All other financing activities		(462)	(43)
Cash from (used for) financing activities - continuing operations		(21,961)	(6,361)
Cash from (used for) financing activities - discontinued operations		(112)	(1,886)
Cash from (used for) financing activities		(22,073)	(8,246)
Effect of currency exchange rate changes on cash and equivalents		31	(3,826)
Increase (decrease) in cash and equivalents		10,340	(2,143)
Cash and equivalents at beginning of year		90,878	91,017
Cash and equivalents at March 31		101,218	88,874
Less cash and equivalents of discontinued operations at March 31		26,143	20,137
Cash and equivalents of continuing operations at March 31		75,075	68,736
GE
Cash flows - operating activities
Net earnings (loss)	[1]	(216)	(13,700)
Less net earnings (loss) attributable to noncontrolling interests	[1]	(117)	(127)
Net earnings (loss) attributable to the Company	[1]	(98)	(13,573)
(Earnings) loss from discontinued operations, net of taxes	[1]	308	9,025
Adjustments to reconcile net earnings (loss) attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment	[1]	626	554
Earnings from continuing operations retained by GE Capital(b)	[1],[2]	8,393	6,260
Deferred income taxes	[1]	223	(129)
Decrease (increase) in GE current receivables	[1]	(39)	662
Decrease (increase) in inventories	[1]	(1,486)	(262)
Increase (decrease) in accounts payable	[1]	(200)	(452)
Increase (decrease) in GE progress collections	[1]	632	(1,013)
All other operating activities	[1]	(499)	269
Cash from (used for) operating activities - continuing operations	[1]	7,856	1,340
Cash from (used for) operating activities - discontinued operations	[1]	0	(4)
Cash from (used for) operating activities	[1]	7,856	1,336
Cash flows - investing activities
Additions to property, plant and equipment	[1]	(1,041)	(1,013)
Dispositions of property, plant and equipment	[1]	257	155
Net decrease (increase) in GE Capital financing receivables	[1]	0	0
Proceeds from sales of discontinued operations	[1]	0	0
Proceeds from principal business dispositions	[1]	39	22
Net cash from (payments for) principal businesses purchased	[1]	0	(46)
All other investing activities	[1]	(614)	(287)
Cash from (used for) investing activities - continuing operations	[1]	(1,360)	(1,168)
Cash from (used for) investing activities - discontinued operations	[1]	0	4
Cash from (used for) investing activities	[1]	(1,359)	(1,164)
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	[1]	1,289	(232)
Newly issued debt (maturities longer than 90 days)	[1]	76	93
Repayments and other reductions (maturities longer than 90 days)	[1]	(150)	(94)
Net dispositions (purchases) of GE shares for treasury	[1]	(6,326)	239
Dividends paid to shareowners	[1]	(2,170)	(2,319)
All other financing activities	[1]	(182)	177
Cash from (used for) financing activities - continuing operations	[1]	(7,463)	(2,136)
Cash from (used for) financing activities - discontinued operations	[1]	0	0
Cash from (used for) financing activities	[1]	(7,463)	(2,136)
Effect of currency exchange rate changes on cash and equivalents	[1]	(108)	(529)
Increase (decrease) in cash and equivalents	[1]	(1,075)	(2,493)
Cash and equivalents at beginning of year		10,372	15,916
Cash and equivalents at March 31		9,297	13,423
Less cash and equivalents of discontinued operations at March 31		0	0
Cash and equivalents of continuing operations at March 31		9,297	13,423
GE Capital
Cash flows - operating activities
Net earnings (loss)		(916)	(14,654)
Less net earnings (loss) attributable to noncontrolling interests		(4)	91
Net earnings (loss) attributable to the Company		(912)	(14,745)
(Earnings) loss from discontinued operations, net of taxes		308	8,935
Adjustments to reconcile net earnings (loss) attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment		602	552
Earnings from continuing operations retained by GE Capital(b)	[2]	0	0
Deferred income taxes		(387)	2,393
Decrease (increase) in GE current receivables		0	0
Decrease (increase) in inventories		7	1
Increase (decrease) in accounts payable		207	(21)
Increase (decrease) in GE progress collections		0	0
All other operating activities		(176)	2,355
Cash from (used for) operating activities - continuing operations		(351)	(530)
Cash from (used for) operating activities - discontinued operations		(1,252)	4,093
Cash from (used for) operating activities		(1,603)	3,563
Cash flows - investing activities
Additions to property, plant and equipment		(647)	(687)
Dispositions of property, plant and equipment		170	192
Net decrease (increase) in GE Capital financing receivables		1,466	1,945
Proceeds from sales of discontinued operations		36,478	1,289
Proceeds from principal business dispositions		0	0
Net cash from (payments for) principal businesses purchased		0	(1,677)
All other investing activities		(9,592)	8,825
Cash from (used for) investing activities - continuing operations		27,875	9,887
Cash from (used for) investing activities - discontinued operations		7,111	(3,059)
Cash from (used for) investing activities		34,987	6,828
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)		(169)	238
Newly issued debt (maturities longer than 90 days)		384	8,269
Repayments and other reductions (maturities longer than 90 days)		(14,231)	(12,694)
Net dispositions (purchases) of GE shares for treasury		0	0
Dividends paid to shareowners		(7,565)	(450)
All other financing activities		(415)	(221)
Cash from (used for) financing activities - continuing operations		(21,996)	(4,858)
Cash from (used for) financing activities - discontinued operations		(112)	(1,886)
Cash from (used for) financing activities		(22,108)	(6,744)
Effect of currency exchange rate changes on cash and equivalents		139	(3,297)
Increase (decrease) in cash and equivalents		11,415	350
Cash and equivalents at beginning of year		80,506	75,100
Cash and equivalents at March 31		91,921	75,451
Less cash and equivalents of discontinued operations at March 31		26,143	20,137
Cash and equivalents of continuing operations at March 31		$ 65,778	$ 55,314

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.
[2]	(b) Represents GE Capital earnings /loss from continuing operations attributable to the Company, net of GE Capital dividends paid to GE .